Income taxes - Unrecognised deferred tax assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unrecognised deferred tax assets [line items]
Deductible temporary differences, basis	$ 3,415	$ 3,431
Tax losses carried forward, basis	17,412	17,440
Total, unrecognised deferred tax assets, basis	20,827	20,871
Deductible temporary differences, unrecognised deferred tax asset	1,409	1,360
Tax losses carried forward, unrecognised deferred tax asset	4,661	6,557
Total unrecognised deferred tax assets	$ 6,070	7,917
Unrecognised tax losses expiry date	The majority of the remaining part of the unrecognised tax losses expire after 2028.
Percentage of unrecognised carry forward tax losses	16.00%
US Federal tax rate	35.00%
Change in tax rate [member]
Unrecognised deferred tax assets [line items]
US Federal tax rate	21.00%
Reduction in deferred tax assets in US	$ 2,096
United States [member]
Unrecognised deferred tax assets [line items]
Total unrecognised deferred tax assets	3,559	5,655
Angola [member]
Unrecognised deferred tax assets [line items]
Total unrecognised deferred tax assets	$ 879	$ 800